Derivative Instruments - Fair Values of Derivative Instruments (Detail) - Non-Designated Derivatives - Forward Currency Exchange Contracts - USD ($)		Jun. 30, 2015		Dec. 31, 2014		Jun. 30, 2014
Derivatives Fair Value [Line Items]
Derivative Liability, Notional Amount		$ 22,753,000		$ 112,593,000
Gross amounts of recognized Financial Instruments, Liabilities		69,000		213,000
Gross Amounts Offset in the Consolidated Balance Sheets, Liabilities		0	[1]	0	[2]	$ 0	[1]
Net Amounts of Liabilities Presented in the Consolidated Balance		69,000	[3]	213,000	[4]
Asset derivatives, Notional Amount						35,843,000
Gross Amounts of Recognized Financial Instruments, Assets		$ 0		$ 0		0
Gross Amounts Offset in the Consolidated Balance Sheets, Assets	[1]					(93,000)
Net Amounts of Assets Presented in the Consolidated Balance	[3]					$ (93,000)

[1]	As of June 30, 2015 and 2014 and December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company's derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
[2]	As of December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company's derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
[3]	Represents the fair value of forward currency contracts, which is recorded in "Accounts payable and accrued expenses" in the consolidated balance sheets.
[4]	Represents the fair value of forward currency contracts, which is recorded in "Prepaid expenses and other assets" in the consolidated balance sheets.